Borrowings - 2023 Debt Securitization Narrative (Details)		12 Months Ended
	Sep. 21, 2023 USD ($)	Sep. 30, 2023 USD ($) item		Jun. 30, 2023 USD ($)
Debt Instrument [Line Items]
Fair value		$ 1,178,633,000	[1],[2],[3]	$ 935,310,172
2023 Debt Securitization
Debt Instrument [Line Items]
Debt instrument, face amount	$ 693,620,000
Interest rate during period		5.30%
Number of investment portfolio company | item		64
Fair value		$ 663,233,000
2023 Debt Securitization | AAA Class A-1 Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 395,500,000
2023 Debt Securitization | AAA Class A-1 Notes | SOFR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.40%
2023 Debt Securitization | AAA Class A-2 Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 38,500,000
2023 Debt Securitization | AAA Class A-2 Notes | SOFR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.30%
2023 Debt Securitization | Subordinated Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 259,620,000

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 5. Fair Value Measurements.